Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	001-39218
Registrant Name	CONMED CORPORATION
Central Index Key	0000816956
Entity Tax Identification Number	16-0977505
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11311 Concept Blvd
Entity Address, City or Town	Largo
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33773
City Area Code	(727)
Local Phone Number	392-6464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNMD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false